Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Interest and fees on loans	$ 41,110	$ 43,957	$ 47,361
Interest on debt securities:
Taxable	3,592	4,100	4,864
Nontaxable	844	909	1,029
Federal funds sold and other overnight interest-bearing deposits	37	46	59
Dividends on other securities	82	102	156
Total interest income	45,665	49,114	53,469
Interest on deposits:
Savings, interest checking and money market	974	1,146	1,645
Time deposit accounts $100,000 and over	906	1,111	1,663
Other time deposits	2,734	3,715	5,123
Interest on federal funds purchased and securities sold under agreements to repurchase	24	21	47
Interest on subordinated notes	1,284	1,381	1,301
Interest on Federal Home Loan Bank advances	420	531	1,074
Total interest expense	6,342	7,905	10,853
Net interest income	39,323	41,209	42,616
Provision for loan losses	2,030	8,900	11,523
Net interest income after provision for loan losses	37,293	32,309	31,093
NON-INTEREST INCOME
Service charges on deposit accounts	5,556	5,439	5,566
Trust department income	796	893	898
Real estate servicing fees, net	876	(453)	55
Gain on sale of mortgage loans, net	1,665	2,669	1,649
Gain on sale of investment securities	778	26
Other	1,195	1,152	1,032
Total non-interest income	10,866	9,726	9,200
NON-INTEREST EXPENSE
Salaries and employee benefits	19,542	19,165	17,982
Occupancy expense, net	2,630	2,598	2,701
Furniture and equipment expense	2,007	1,840	2,019
FDIC insurance assessment	992	993	1,107
Legal, examination, and professional fees	982	1,189	1,332
Advertising and promotion	1,301	1,083	1,103
Postage, printing, and supplies	1,210	1,144	1,158
Processing expense	3,543	3,593	3,193
Other real estate expense, net	4,924	2,659	2,559
Other	3,632	4,403	3,691
Total non-interest expense	40,763	38,667	36,845
Income before income taxes	7,396	3,368	3,448
Income tax expense	2,422	546	591
Net income	4,974	2,822	2,857
Preferred stock dividends	337	1,125	1,513
Accretion of discount on preferred stock	278	659	476
Total preferred stock dividends and accretion of discount on preferred stock	615	1,784	1,989
Net income available to common shareholders	$ 4,359	$ 1,038	$ 868
Basic earnings per share (in dollars per share)	$ 0.87	$ 0.21	$ 0.17
Diluted earnings per share (in dollars per share)	$ 0.87	$ 0.21	$ 0.17